Financial Instruments - Schedule of Portfolios of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	$ 155,419,560	$ 89,431,378
Fair Value through Profit or Loss	0	1,936,133
Argentine central bank's bills and notes [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	128,324,920	79,153,628
Government securities [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	24,282,643	9,121,674
Corporate Securities [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	2,811,997	1,156,076
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	2,165,032	3,170,815
Repurchase transactions [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	60,995,643	40,944,933
Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	2,791,983	6,840,391
Amortized Cost	7,301,643	8,019,809
Loans and other financing [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	526,434,119	488,144,152
Other debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	18,885,279	4,224,883
Fair Value through OCI	4,185,098	21,668,553
Financial assets pledged as collateral [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	2,035,559	2,362,981
Amortized Cost	16,681,884	13,362,055
Investments in Equity Investments [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	5,711,684	6,200,459
Cash and due from banks [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	175,423,476	177,866,400
Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	676,395,735	536,033,696
Liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss		1,936,133
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	57,450	1,199,533
Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	97,471,465	97,153,624
Financing Received from the Argentine Central Bank and Other Financial Institutions [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	13,833,439	30,936,161
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	17,073,898	39,808,666
Subordinated debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Amortized Cost	$ 21,653,546	$ 21,100,718